Borrowings (Current) (Details) - USD ($)		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2024	Nov. 22, 2022
Borrowings Current [Abstract]
Percentage of unsecured convertible notes		0.00%
Principal amount	$ 1,004,705	$ 261,012	$ 3,333,333.33
Preferred stock price per share	$ 0.01
Common stock price per shares	0.01
Conversion price per share	$ 0.4
Borrowings interest rate	85.00%	8.50%
Conversion floor price per share	$ 0.0787
Preferred Shares	220,175
Senior secured promissory note percentage		7.00%
Secured promissory notes		$ 1,000,000
Issue discount percent		7.00%
Warrant exercisable		0.5
Warrant term		3 years
Strike price		$ 10